Vessels, Net - Navios Partners (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Balance			$ 1,099,015
Additions			9,031	$ 102,031
Vessel impairment losses (see Note 5)	$ (37,860)	$ 0	(37,860)	0
Balance	1,005,290		1,005,290		$ 1,099,015
Vessels
Property Plant And Equipment [Line Items]
Disposals				(7,545)
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance			1,420,078	1,354,298	1,354,298
Additions			36,271	158,241
Disposals				(26,233)
Vessel impairment losses (see Note 5)			(51,187)	(66,228)
Transfer to vessels held for sale (see Note 5)			(67,000)
Balance	1,338,162		1,338,162		1,420,078
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance			(321,063)	(317,092)	(317,092)
Additions			(27,240)	(56,210)
Disposals				18,688
Vessel impairment losses (see Note 5)			15,431	33,551
Transfer to vessels held for sale (see Note 5)			0
Balance	(332,872)		(332,872)		(321,063)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance			1,099,015	1,037,206	1,037,206
Additions			9,031	102,031
Disposals				(7,545)
Vessel impairment losses (see Note 5)			(35,756)	$ (32,677)
Transfer to vessels held for sale (see Note 5)			(67,000)
Balance	$ 1,005,290		$ 1,005,290		$ 1,099,015